Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Equity [Abstract]
Equity
7.     Equity

Preferred Stock:    The Company has authorized 5,000,000 preferred shares with a $0.20 par value, of which 720,000 shares have been designated as Class A Preferred Stock.  The Class A Preferred stock has a liquidation preference of $0.20 per share and is entitled to receive cumulative annual dividends at the rate of 9%, payable in either cash or additional shares of Class A Preferred Stock, at the option of the Company.  As of June 30, 2012 and 2011, there were 720,000 shares of Class A Preferred Stock issued and outstanding.  Class A dividends accumulated and unpaid as of June 30, 2012, were $178,680; these dividends have not been declared by the board of directors and therefore are not included in accrued expenses.

Common Stock:    The Company has authorized 200,000,000 shares of $0.001 par value common stock.  As of June 30, 2012 and December 31, 2011, there were 6,402,136 and 5,118,877 shares of common stock issued and outstanding, respectively.

On May 4, 2012, the Company entered into a Securities Purchase Agreement (the “SPA”) with certain investors (collectively, the “Investors”), pursuant to which the Investors purchased Units from the Company for a purchase price of $2.50 per Unit.  Each Unit consisted of (x) one share of common stock of the Company and (y) a warrant to purchase one-half share of common stock at an exercise price of $3.75 per share, subject to adjustment as provided in the warrant.  The Company sold and issued an aggregate of 1,200,000 shares of common stock to the Investors and issued warrants to the Investors for the purchase of an additional 600,000 shares of common stock.  Subsequently on June 20, 2012, the Company sold and issued an additional 80,000 shares of common stock and 40,000 warrants to certain other investors pursuant to an amendment to the SPA.  In the aggregate, the Company received net proceeds of $2,993,311 (gross proceeds of $3,200,000 less $206,689 of offering expenses) from these transactions.  Proceeds from such transactions will be used for general corporate and working capital purposes including deployment of the Company’s iTV applications under a Master Service Agreement with Hyatt Corporation announced on March 13, 2012.

Management reviewed the accounting treatment for the warrants issued under the SPA and determined the warrants met the applicable requirement under ASC 815-40-25 for equity classification.  Accordingly, these warrants are classified within shareholders’ equity as of June 30, 2012.  Under the terms of a Registration Rights Agreement (“RRA”) between the Company and the Investors in conjunction with the SPA, the Company filed a Form S-1 Registration Statement with the SEC on June 18, 2012, for the purpose of registering under the Securities Act the shares of common stock issued pursuant to the SPA and the shares of common stock to be issued upon exercise of the warrants issued pursuant to the SPA.  Such registration statement has not yet been declared effective by the SEC.  The Registration Rights Agreement obligates the Company to pay liquidated damages to the Investors should the Form S-1 not be declared effective by the SEC by September 4, 2012.  Liquidated damages under the RRA are limited to 1% of the SPA proceeds ($32,000) for each month the Form S-1 is not declared effective by the SEC up to a maximum of six months.

On June 19, 2012, employees of the Company executed cashless exercises of an aggregate of 6,000 vested stock options in accordance with the Company’s Stock Option Plan.  The exercise prices on the options were between $1.00 and $1.70 and the market price on the date of exercise was $2.40 resulting in an issuance of 3,259 shares of the Company’s common stock.

Warrants:

During the six months ended June 30, 2012, 250,000 warrants were granted pursuant to the clauses in the Cenfin Credit Agreement.  The warrants were issued at an exercise price of $2.00, vested immediately, and expire 3 years from the date of grant.

During the six months ended June 30, 2012, 640,000 warrants were issued pursuant to clauses in the Stock Purchase Agreement dated May 4, 2012 at an exercise price of $3.75, vested immediately, and expire 3 years from the grant date.

During the six months ended June 30, 2011, 177,500 warrants were granted pursuant to the Credit Agreement.  The warrants were issued at an exercise price of $2.00, vested immediately, and expire at 3 years from the grant dates.

During the six months ended June 30, 2011, an aggregate of 62,500 warrants previously issued under the Credit Agreement were exercised.  The warrants were exercised at a strike price of $2.00 resulting in cash receipts of $125,000.

As of June 30, 2012, the Company had 1,546,550 warrants outstanding.

The following are assumptions utilized in estimation of the fair value of the warrants granted during the six month periods ended June 30, 2012 and 2011:

	2012	2011
Term	3 years	3 years
Expected volatility	108% - 148%	123% - 125%
Risk free interest rate	0.35% - 0.57%	0.72% - 1.18%
Dividend yield	0%	0%

The following is a summary of such outstanding warrants for the six month period ended June 30, 2012:

Warrants	Shares Underlying Warrants	Weighted Average Exercise Price	Weighted Remaining Contractual Life (in years)	Aggregate Intrinsic Value

Outstanding at January 1, 2012	726,550	$2.21
Granted and Issued	890,000	3.26
Expired/Cancelled	(70,000)	3.00
Outstanding and exercisable at June 30, 2012	1,546,550	$2.79	2.17	$426,300

Options:    In 2004, the Company adopted a long term incentive stock option plan (the “Stock Option Plan”) which covers key employees, officers, directors and other individuals providing bona fide services to the Company. The Stock Option Plan provides for the issuance of up to 1,200,000 shares of common stock upon exercise of options which may be granted pursuant to the Stock Option Plan. As of June 30, 2012, options to purchase 958,871 shares were outstanding. The options vest as determined by the Board of Directors and are exercisable for a period of no more than 10 years.

During the six month period ended June 30, 2012, the board of directors approved the grant of an aggregate of 381,247 Incentive Stock Options and an aggregate of 238,320 Non-Qualified options.  Such options were issued at exercise prices between $2.90 and $4.00, vest at various times over three years, and expire 7 years from the grant date.  No grants were made for the six month period ended June 30, 2011.

The following are the assumptions utilized in the estimation of stock-based compensation related to the stock option grants for the six month period ended June 30, 2012:

Expected term	7 years
Expected volatility	221% - 225%
Risk free interest rate	1.10% - 1.69%
Dividend yield	0%

A summary of stock option activity under the Stock Option Plan is presented below:

		Weighted	Remaining
	Number of	Average	Contractual	Aggregate
Options	Shares	Exercise Price	Life (in years)	Intrinsic Value
Outstanding at January 1, 2012	404,194	$2.78
Issued	619,567	3.85
Exercised	(6,000)	1.33
Expired/Cancelled	(58,890)	3.82
Outstanding at June 30, 2012	958,871	$3.42	3.70	$104,750
Vested & Exercisable at June 30, 2012	342,296	$2.70	3.56	$104,750

The Company recorded stock-based compensation expense of $238,346 and $307,835 for the six month periods ended June 30, 2012 and 2011, respectively.  The amounts are recorded in direct costs, operations, product development and selling, general and administrative expense in the consolidated statement of operations.  The fair value of stock options that vested and became exercisable during the six months ended June 30, 2012 and 2011 was $20,124 and $182,342 respectively. At June 30, 2012, there was approximately $2,090,051 in unrecognized compensation cost related to stock options that will be recorded over a weighted average future period of approximately 3 years.

A summary of the activity of non-vested options under the Company’s plan for the six months ended June 30, 2012 is presented below:

	Non-vested Shares Underlying Options	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value
Non-vested at January 1, 2012	63,296	$3.68	$2.98
Granted	619,567	3.85	3.84
Vested	(8,065)	2.71	2.50
Forfeited	(58,223)	3.88	3.87
Non-vested at June 30, 2012	616,575	$3.81	$3.77

10. Stockholders’ Equity

All common shares and share prices reflected in the financial statements and in the discussions below reflect the effect of the 1-for-100 reverse stock split approved on May 28, 2010 and affected on July 29, 2010.

Preferred Stock: The Company has authorized 5,000,000 preferred shares with a $0.20 par value, of which 720,000 shares have been designated as Class A Preferred Stock. The Class A Preferred stock is entitled to receive cumulative annual dividends at the rate of 9%, payable in either cash or additional shares of Class A Preferred Stock, at the option of the Company. As of December 31, 2011 and December 31, 2010, there were 720,000 shares of Class A Preferred Stock issued and outstanding. Class A dividends accrued and unpaid as of December 31, 2011, were $172,200; these dividends have not been declared by the board of directors so they are not included in accrued expenses.

Common Stock: On May 28, 2010, shareholders approved a reverse stock split of the outstanding shares of common stock, pursuant to which each 100 shares of the Company’s pre-split common stock issued and outstanding was exchanged for one share of the Company’s post-split common stock. After giving effect to the reverse stock split, there were 4,243,982 shares of common stock issued and outstanding. All share and per share amounts presented in this report have been retroactively adjusted to reflect the reverse stock split.

As of December 31, 2011 the Company has authorized 200,000,000 shares of $0.001 par value common stock. As of December 31, 2011, there were 5,118,877 shares of common stock issued and outstanding.

On April 27, 2010, 116,000 warrants were exercised at $2.00 per share, for an aggregate of $232,000, in accordance with the Credit Agreement entered into on June 5, 2009.

On April 29, 2010, Roomlinx entered into a securities purchase agreement with investors for an aggregate of 250,000 shares of common stock. The shares were purchased at $4.00 per share for an aggregate of $1,000,000.

On May 13, 2010, 5,000 warrants were exercised at $2.00 per share. The exercise was cashless and resulted in 3,040 shares being issued.

On May 13, 2010, 5,000 warrants were exercised at $2.00 per share. The exercise was cashless and resulted in 3,040 shares being issued.

On July 6, 2010, 19,625 warrants were exercised at $2.00 per share. The exercise was cashless and resulted in 11,775 shares being issued.

On August 17, 2010, the Company entered into a securities purchase agreement with investors for an aggregate of 187,500 shares of common stock. The shares were purchased at $4.00 per share for an aggregate of $750,000.

On August 30, 2010, 170,500 warrants were exercised at $2.00 per share, for an aggregate of $341,000, in accordance with the Credit Agreement entered into on June 5, 2009.

On October 1, 2010, Roomlinx, Inc. acquired 100% of the membership interests of Canadian Communications, LLC for aggregate consideration of $500,000 in cash and the issuance of 270,000 shares of Roomlinx’s common stock, valued at $2.70 per share or $1,215,000, of which 79,000 are being held back as security for the sellers’ indemnification obligations. Roomlinx, Canadian Communications, LLC, Peyton Communications, LLC, Garneau Alliance LLC, Peyton Holdings Corporation and Ed Garneau entered into a Unit Purchase Agreement providing for the above described transaction. In November 2011, the Holdback Shares were released in conjunction with a separation agreement between Ed Garneau and Roomlinx dated September 9, 2011.

On October 1, 2010, 75,000 warrants were exercised at $2.00 per share, for an aggregate of $150,000, in accordance with the Credit Agreement entered into on June 5, 2009.

On March 3, 2011, 62,500 warrants were exercised at $2.00 per share, for an aggregate of $125,000, in accordance with the Credit Agreement entered into on June 5, 2009.

On April 7, 2011, 30,000 shares were granted to Roomlinx’s non-employee Directors for services rendered for an aggregate value of $60,000 based on the closing price per share on the date of grant.

On April 18, 2011, 62,010 shares were granted to Roomlinx employees as compensation for an aggregate value of $111,614 based on the closing price per share on the date of grant.

On September 1, 2011, 5,454 shares were granted to Roomlinx’s non-employee Directors for services rendered for an aggregate value of $15,000 based on the average price per share on the date of grant.

Warrants:

During 2010, an aggregate of 391,125 warrants were exercised pursuant to the clauses in securities purchase agreements. The warrants were exercised at strike prices up to $2.00 resulting in cash receipts of $723,000 and the distribution of an aggregate of 387,400 shares of common stock.

During 2010, an aggregate of 340,800 warrants were granted pursuant to the clauses in securities purchase agreements. The warrants were issued at various exercise prices between $2.00 and $4.50, vested immediately, and expires at various times between 3 and 5 years from the grant dates.

The Company had the following weighted average assumptions for the warrants granted during 2010:

Grant Date	Number of Warrants	Expected Life in Years	Expected Volatility	Risk Free Interest Rate	Weighted Average Fair Value per Warrant	Weighted Average Fair Value	Recorded Debt Discount
08/02/10	170,500	3	118%	0.85%	$3.17	$540,616	$301,567
09/30/10	75,000	3	129%	0.64%	$3.29	281,265	145,165
11/18/10	32,800	5	137%	1.51%	$3.25	106,672	-
12/20/10	62,500	3	129%	1.01%	$2.14	133,841	87,172
	340,800					$1,062,394	$533,904

On March 3, 2011, 62,500 warrants were exercised at $2.00 per share, for an aggregate of $125,000, in accordance with the Credit Agreement entered into on June 5, 2009.

During 2011, an aggregate of 620,000 warrants were granted pursuant to the clauses in securities purchase agreements. The warrants were issued at exercise prices of $2.00, vested immediately, and expire 3 years from the grant dates.

The Company had the following weighted average assumptions for the warrants granted during 2011:

Grant Date	Number of Warrants	Expected Life in Years	Expected Volatility	Risk Free Interest Rate	Weighted Average Fair Value per Warrant	Weighted Average Fair Value	Recorded Debt Discount
03/03/11	65,000	3	125%	1.18%	$2.11	$137,291	$89,848
04/22/11	50,000	3	124%	1.13%	$1.71	85,254	59,774
06/13/11	62,500	3	123%	0.72%	$1.26	78,694	59,854
07/28/11	30,000	3	122%	0.68%	$1.75	52,464	36,504
08/09/11	150,000	3	122%	0.33%	$1.86	278,863	190,380
09/13/11	112,500	3	123%	0.35%	$2.08	234,242	154,052
10/31/11	150,000	3	123%	0.41%	$2.59	388,056	235,648
	620,000					$1,255,846	$826,060

On December 31, 2011, the Company had the following outstanding warrants:

Grant Date	Exercise Price	Number of Shares	Remaining Contractual Life (in years)	Exercise Price Times Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value
10/31/11	$2.00	150,000	2.84	$300,000		$135,000
09/13/11	$2.00	112,500	2.70	225,000		101,250
08/09/11	$2.00	150,000	2.61	300,000		135,000
07/28/11	$2.00	30,000	2.58	60,000		27,000
06/13/11	$2.00	62,500	2.45	125,000		56,250
04/22/11	$2.00	50,000	2.31	100,000		45,000
03/02/11	$2.00	65,000	2.17	130,000		58,500
11/17/10	$4.50	21,000	3.88	94,500		-
11/17/10	$4.50	11,800	3.88	53,100		-
11/24/09	$2.30	3,750	0.90	8,625		2,250
06/11/07	$3.00	70,000	0.45	210,000		-
		726,550		$1,606,225	$2.21	$560,250

Warrants	Number of Shares	Weighted Average Exercise Price	Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Outstanding at January 1, 2011	608,050	$4.29
Issued	620,000	2.00
Exercised	(62,500)	2.00
Expired/Cancelled	(439,000)	4.82
Outstanding at December 31, 2011	726,550	$2.21	2.43	$560,250
Exercisable at December 31, 2011	615,550	$2.21	2.43	$560,250

The fair value of the warrants granted during the year ended December 31, 2011 was $1,254,920. The fair value of the warrant grants were estimated on the date of grant utilizing the Black-Scholes option pricing model with the following weighted average assumptions for grants: expected life of warrants, expected volatility, risk-free interest rate and no dividend yield. In accordance with ASC Topic 815, “Derivatives and Hedging,” the Company recorded an aggregate debt discount of $826,060 in connection with these warrant grants.

Options: The Company adopted a long term incentive stock option plan (the “Stock Option Plan”). The Stock Option Plan provides for the issuance of 1,200,000 shares of common stock upon exercise of options which may be granted pursuant to the Stock Option Plan. Such options vest one-third (1/3) on each of the first three anniversaries of the grant date and expire 7 years from the date of issuance or upon termination of employment with the company. As of December 31, 2011, 340,898 options to purchase shares were vested. The options vest as determined by the Board of Directors and are exercisable for a period of no more than 10 years.

During 2010, the board of directors approved the grant of an aggregate of 77,940 Incentive Stock Options and an aggregate of 6,810 Non-Qualified options. Such options were issued at various exercise prices from $3.10 to $4.80, vest over three years, and expire 7 years from the grant dates.

The Company had the following weighted average assumptions for the options granted during 2010:

Grant Date	Number of Options	Expected Life in Years	Expected Volatility	Risk Free Interest Rate	Weighted Average Fair Value per Option	Weighted Average Fair Value
4/12/10	29,250	7	128%	3.29%	$2.85	$83,421
09/17/10	4,500	7	136%	2.14%	$4.48	20,178
10/01/10	40,000	7	135%	1.90%	$4.19	167,600
11/18/10	11,000	7	135%	2.20%	$3.50	38,445
	84,750					$309,645

During 2011, the board of directors approved the grant of an aggregate of 40,000 Incentive Stock Options. Such options were issued at various exercise prices from $3.30 to $3.75, vest between two and three years, and expire 7 years from the grant dates.

The Company had the following weighted average assumptions for the options granted during 2011:

Grant Date	Number of Options	Expected Life in Years	Expected Volatility	Risk Free Interest Rate	Weighted Average Fair Value per Option	Weighted Average Fair Value
07/07/11	10,000	7	132%	2.48%	$2.75	$27,502
11/09/11	30,000	7	132%	1.41%	$3.04	91,289
	40,000					$118,790

On December 31, 2011, the Company had the following outstanding options:

Exercise Price	Number of Shares	Remaining Contractual Life (in years)	Exercise Price times Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value
$3.30	30,000	6.70	$99,000		$-
$3.75	10,000	6.52	37,500		-
$3.75	10,500	5.88	39,375		-
$4.50	40,000	5.76	180,000		-
$4.80	2,000	5.72	9,600		-
$3.10	19,694	5.28	61,051		-
$2.50	1,000	4.53	2,500		400
$3.30	100,000	4.43	330,000		-
$1.00	16,500	4.15	16,500		31,350
$1.70	1,000	3.84	1,700		1,200
$1.20	8,000	3.64	9,600		13,600
$2.00	6,000	3.56	12,000		5,400
$1.50	9,500	2.86	14,250		13,300
$2.50	10,000	2.34	25,000		4,000
$2.00	130,000	1.89	260,000		117,000
$2.60	10,000	0.61	26,000		3,000
	404,194		$1,124,076	$2.78	$189,250

Options	Number of Shares	Weighted Average Exercise Price	Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Outstanding at January 1, 2011	371,257	$2.72
Issued	40,000	3.41
Exercised	-	-
Expired/Cancelled	(7,063)	3.15
Outstanding at December 31, 2011	404,194	$2.78	4.18	$189,250
Vested & Exercisable at December 31, 2011	340,898	$2.63	4.06	$186,267

The Company recorded deferred compensation expense of $118,790 in connection with options granted during 2011. The fair value of the option grants was estimated on the date of grant utilizing the Black-Scholes option pricing model with the following weighted average assumptions for grants: expected life of options, expected volatility, risk-free interest rate, and no dividend yield.

Deferred Stock Compensation: The Company records deferred stock compensation on unvested warrants and options upon issuance. This deferred stock compensation is amortized as the warrants and options vest. At December 31, 2011 the balance in deferred stock compensation was $184,785, compared to $374,658 at December 31, 2010. The Company amortized $292,621 in deferred stock compensation during the year ended December 31, 2011, including $139,744 in expense due to the acceleration of vesting on the 40,000 options issued to Edouard Garneau in 2010, compared to $177,070 amortized during the same period in 2010. The remaining deferred stock compensation will be amortized at varying rates through 2014.